FINANCIAL EXPENSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL EXPENSES
Total financial expenses	$ 340.9	$ 331.0	$ 244.6
Third parties
FINANCIAL EXPENSES
Interest on long-term debt	369.3	366.1	235.3
Amortization of financing costs	9.0	8.0	5.8
Interest on lease liabilities	18.8	16.2	5.3
Loss (gain) on foreign currency translation of short-term monetary items	4.7	(0.6)	2.8
Other	5.6	5.2	3.6
Total financial expenses	407.4	394.9	252.8
Affiliated corporations
FINANCIAL EXPENSES
Interest expense	100.4	126.2	182.5
Dividend income	(101.5)	(127.5)	(184.4)
Interest on lease liabilities	1.1	1.3	1.5
Interest income	(66.5)	(63.9)	(7.8)
Total financial expenses	$ (66.5)	$ (63.9)	$ (8.2)